PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.1%
Asset-Backed Securities 2.3%
Collateralized Loan Obligations 2.2%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968%(c)	01/20/37	31,100	$31,101,415
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.034(c)	11/27/31	2,223	2,223,313
ICG US CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.768(c)	01/20/35	58,800	58,703,633
Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.772(c)	07/15/31	1,453	1,451,449
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.079(c)	04/18/31	5,189	5,190,988
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.003(c)	10/23/31	7,475	7,477,110

Trimaran CAVU Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	01/20/37	44,851	44,783,306
Venture CLO Ltd. (Cayman Islands), Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.778(c)	10/20/34	25,000	24,951,038
				175,882,252
Home Equity Loans 0.1%
RCKT Mortgage Trust, Series 2026-CES01, Class A1A, 144A	4.827(cc)	01/25/56	9,848	9,773,498

Total Asset-Backed Securities (cost $185,932,952)				185,655,750
Commercial Mortgage-Backed Securities 0.3%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	14,502	14,291,112
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	5,341	5,321,928
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB	3.514	12/15/49	1,112	1,109,316
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK01, Class A2	2.399	08/15/49	2,950	2,934,644

Total Commercial Mortgage-Backed Securities (cost $24,454,648)				23,657,000
Corporate Bonds 87.6%
Aerospace & Defense 1.6%
BAE Systems Finance, Inc. (United Kingdom), Gtd. Notes, 144A	7.500	07/01/27	5,463	5,666,180
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	7,755	7,906,832
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	25,000	24,643,138
Sr. Unsec’d. Notes	2.950	02/01/30	10,430	9,810,848
Sr. Unsec’d. Notes	3.250	02/01/28	19,136	18,753,040
Sr. Unsec’d. Notes	3.625	02/01/31	9,918	9,427,405
Sr. Unsec’d. Notes	6.298	05/01/29	5,210	5,473,687

Honeywell Aerospace, Inc., Gtd. Notes, 144A	4.300	03/16/31	21,144	20,928,474
L3Harris Technologies, Inc., Sr. Unsec’d. Notes(a)	4.400	06/15/28	4,720	4,720,857

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Spirit AeroSystems, Inc.,
Gtd. Notes	4.600%	06/15/28	10,245	$10,248,881
Sr. Sec’d. Notes	3.850	06/15/26	12,300	12,251,847
				129,831,189
Agriculture 1.9%
Altria Group, Inc., Gtd. Notes	4.500	08/06/30	7,616	7,582,661
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	3.250	03/27/30	17,863	17,115,059
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,797,080
Gtd. Notes	5.834	02/20/31	8,995	9,410,073

Bunge Ltd. Finance Corp., Gtd. Notes	2.750	05/14/31	11,705	10,659,876
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	10/23/30	7,935	7,811,848
Sr. Unsec’d. Notes, 144A, MTN	7.410	06/18/27	5,697	5,875,683
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	4.500	06/30/28	11,322	11,316,260
Gtd. Notes, 144A	6.125	07/27/27	12,610	12,856,913
Gtd. Notes, 144A, MTN	5.500	02/01/30	10,845	11,112,061
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	4.000	10/29/30	8,550	8,369,273
Sr. Unsec’d. Notes	4.375	11/01/27	28,750	28,819,190
Sr. Unsec’d. Notes	4.875	02/15/28	11,054	11,176,282
Sr. Unsec’d. Notes	5.125	02/13/31	11,550	11,800,825
				158,703,084
Airlines 0.9%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	50,013	49,919,678
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	8,595	8,485,474
Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,239,861

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000	10/11/27	2,573	2,571,105
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,450,570
				72,666,688
Apparel 0.3%
Gildan Activewear, Inc. (Canada), Gtd. Notes, 144A(a)	4.700	10/07/30	23,544	23,254,602
PVH Corp., Sr. Unsec’d. Notes(a)	5.500	06/13/30	1,260	1,271,776
				24,526,378
Auto Manufacturers 3.2%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	5.050	03/21/30	15,578	15,751,277
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	49,449	49,082,277
Sr. Unsec’d. Notes(a)	2.900	02/16/28	13,000	12,481,090
Sr. Unsec’d. Notes	3.625	06/17/31	6,400	5,768,946
Sr. Unsec’d. Notes	5.875	11/07/29	3,350	3,389,731

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes(a)	6.798%	11/07/28	5,000	$5,180,356
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	9,331,661
Sr. Unsec’d. Notes	2.400	04/10/28	6,627	6,355,035
Sr. Unsec’d. Notes	2.400	10/15/28	10,110	9,581,968
Sr. Unsec’d. Notes(a)	4.900	10/06/29	9,220	9,264,225
Sr. Unsec’d. Notes, SOFR + 1.290%	4.960(c)	01/07/30	13,500	13,352,175
Sr. Unsec’d. Notes	5.350	07/15/27	5,188	5,236,565
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A(a)	5.275	06/24/27	16,850	16,994,176
Sr. Unsec’d. Notes, 144A	6.100	09/21/28	10,000	10,329,267
Sr. Unsec’d. Notes, 144A, MTN	5.000	04/07/31	3,760	3,761,203
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	14,741,215
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27	6,590	6,547,468
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	5,220	5,114,721

Stellantis Finance US, Inc., Gtd. Notes, 144A(a)	5.350	03/17/28	7,435	7,482,165
Toyota Motor Credit Corp., Sr. Unsec’d. Notes(a)	4.800	05/15/30	16,485	16,671,146
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.850	09/11/30	3,245	3,213,344
Gtd. Notes, 144A(a)	4.950	08/15/29	6,790	6,797,333
Gtd. Notes, 144A(a)	5.250	03/22/29	2,810	2,839,827
Gtd. Notes, 144A	5.300	03/22/27	14,260	14,380,420
Gtd. Notes, 144A(a)	5.350	03/27/30	4,565	4,623,777
Gtd. Notes, 144A	5.650	03/25/32	2,265	2,299,372
				260,570,740
Auto Parts & Equipment 0.0%
Aptiv Swiss Holdings Ltd., Gtd. Notes(a)	6.875(ff)	12/15/54	2,255	2,256,306
Banks 21.9%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	7,200	7,357,161
Sr. Non-Preferred Notes	5.565	01/17/30	17,400	17,775,191
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	26,810	26,865,184
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	63,500	62,971,038
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	32,800	31,193,987

Bank of Montreal (Canada), Jr. Sub. Notes, Series 6	6.875(ff)	11/26/85	7,175	7,198,101
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85	6,790	6,844,810
Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	48,000,000
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	18,680	18,393,370
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	19,000	18,849,404
Sr. Unsec’d. Notes(a)	4.521(ff)	02/24/32	27,430	26,854,842
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	2,320	2,345,434
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	16,810	16,947,489
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	6,595	6,204,559
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	11,555	10,489,638

BPCE SA (France), Sr. Non-Preferred Notes, 144A	5.876(ff)	01/14/31	32,764	33,701,476

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Canadian Imperial Bank of Commerce (Canada), Jr. Sub. Notes	6.950%(ff)	01/28/85	25,145	$24,924,981
Citibank NA, Sr. Unsec’d. Notes	4.914	05/29/30	25,035	25,417,477
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	3,135	3,134,711
Jr. Sub. Notes, Series EE(a)	6.750(ff)	02/15/30(oo)	33,920	33,893,096
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	3,390	3,407,920
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	26,450	26,294,224
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	18,715	16,897,278
Sr. Unsec’d. Notes	4.952(ff)	05/07/31	24,930	25,086,766
Sub. Notes	4.450	09/29/27	8,160	8,158,479
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A(a)	4.656(ff)	01/12/32	5,250	5,164,460
Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	8,535	8,525,288
Sr. Non-Preferred Notes, 144A, MTN	4.818(ff)	09/25/33	8,785	8,581,900
Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31	10,150	10,250,344

Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	7,280	7,240,507
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes(a)	2.552(ff)	01/07/28	21,247	20,899,512
Sr. Non-Preferred Notes, SOFR + 1.219%	4.879(c)	11/16/27	4,625	4,628,689
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	9,620	9,586,522
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	14,950	15,065,837
Sub. Notes	3.729(ff)	01/14/32	5,388	4,987,371

Fifth Third Financial Corp., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	36,045	37,225,763
First Horizon Corp., Sr. Unsec’d. Notes	5.514(ff)	03/07/31	5,790	5,864,518
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	15,964,072
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29(oo)	5,210	5,426,008
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	48,420	47,787,853
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	5,120	4,599,786
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	6,630	6,575,284
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	6,155	6,070,147
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	21,670	21,245,459
Sr. Unsec’d. Notes	5.207(ff)	01/28/31	11,715	11,906,525
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.804(ff)	05/24/32	33,670	30,201,825
Sr. Unsec’d. Notes	4.398(ff)	03/10/30	13,130	13,019,048
Sr. Unsec’d. Notes	4.619(ff)	11/06/31	13,755	13,541,846
Sr. Unsec’d. Notes	5.210(ff)	08/11/28	900	906,566

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	26,769	27,755,120
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.803(ff)	03/23/32	40,130	39,830,349
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	6.505(c)	05/01/26(oo)	11,600	11,602,285
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.437(c)	07/01/26(oo)	5,225	5,227,277
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	39,288	38,749,100
Sr. Unsec’d. Notes	4.255(ff)	10/22/31	27,595	27,165,809
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	32,810	33,279,814
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	25,000	25,463,770
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	25,605	26,387,036

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.454(ff)	09/23/31	26,600	26,184,258
Keybank National Association, Sub. Notes	6.950	02/01/28	8,600	8,943,698

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes, GMTN(a)	5.121%(ff)	04/04/31	5,766	$5,816,706
Sr. Unsec’d. Notes, MTN	4.100	04/30/28	9,513	9,444,788
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538(ff)	07/20/27	25,830	25,587,614
Sr. Unsec’d. Notes	4.505(ff)	01/14/32	15,350	15,109,731
Sr. Unsec’d. Notes	4.527(ff)	09/12/31	9,570	9,466,329
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.869(ff)	09/13/30	24,524	23,098,972
Sr. Unsec’d. Notes	4.711(ff)	07/08/31	10,815	10,771,946
Morgan Stanley,
Sr. Unsec’d. Notes	4.238(ff)	01/09/30	3,420	3,384,430
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	13,010	12,796,202
Sr. Unsec’d. Notes(a)	4.994(ff)	04/12/29	24,090	24,309,486
Sr. Unsec’d. Notes	5.192(ff)	04/17/31	28,250	28,673,085
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	5,240	5,466,529
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	28,375	26,355,588
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	37,081	32,139,176
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	28,841,398
Sr. Unsec’d. Notes, MTN, Series I	4.356(ff)	10/22/31	28,390	27,830,007

Morgan Stanley Bank NA, Sr. Unsec’d. Notes	4.952(ff)	01/14/28	13,180	13,229,415
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.213(ff)	02/08/30	11,000	10,885,645
Sr. Unsec’d. Notes	4.465(ff)	11/19/31	10,750	10,585,503
Sr. Unsec’d. Notes	4.466(ff)	07/06/28	24,000	23,999,853

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN	4.893	03/27/31	13,060	13,073,584
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	15,795	16,269,008
Royal Bank of Canada (Canada),
Jr. Sub. Notes	7.500(ff)	05/02/84	20,000	20,418,616
Sr. Unsec’d. Notes, MTN	4.305(ff)	11/03/31	20,640	20,247,720
Sr. Unsec’d. Notes, MTN(a)	4.696(ff)	08/06/31	20,690	20,621,380

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.320(ff)	09/22/29	5,985	5,924,143
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	4,225	3,785,009
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	23,725	21,395,808
Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28	10,000	10,065,070
Sr. Non-Preferred Notes, 144A, MTN	5.249(ff)	05/22/29	7,100	7,165,716
State Street Corp.,
Jr. Sub. Notes(a)	6.450(ff)	09/15/30(oo)	10,000	10,139,828
Sr. Unsec’d. Notes	4.729	02/28/30	15,115	15,289,593

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	1.902	09/17/28	18,905	17,754,164
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes(a)	6.350(ff)	10/31/85	6,175	6,114,448
Jr. Sub. Notes	7.250(ff)	07/31/84	10,165	10,266,650
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN(a)	4.597(ff)	01/27/32	7,175	7,095,514
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	2,030	2,156,750

U.S. Bancorp, Sr. Unsec’d. Notes(a)	5.775(ff)	06/12/29	19,156	19,695,841
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	16,371,531
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	8,607	8,408,815
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	10,715	10,680,283
Sr. Unsec’d. Notes, 144A, MTN	4.844(ff)	11/06/33	15,165	14,877,335

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

UniCredit SpA (Italy), Sr. Preferred Notes, 144A, MTN(a)	4.625%	04/12/27	2,250	$2,253,837
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.970(ff)	04/23/29	8,625	8,699,508
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	7,239	7,541,714
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	9,405	8,702,406
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	13,685	12,555,446
Sr. Unsec’d. Notes, MTN(a)	5.198(ff)	01/23/30	9,854	10,016,307
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	26,530,687
				1,796,969,376
Beverages 0.1%
Diageo Investment Corp. (United Kingdom), Gtd. Notes	5.125	08/15/30	6,090	6,209,714
JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375	01/15/27	4,894	4,773,195
				10,982,909
Building Materials 1.0%
Amrize Finance US LLC, Gtd. Notes	4.700	04/07/28	26,785	26,927,646
CRH SMW Finance DAC,
Gtd. Notes	5.125	01/09/30	6,590	6,703,008
Gtd. Notes	5.200	05/21/29	29,000	29,629,230

Lennox International, Inc., Gtd. Notes	5.500	09/15/28	14,760	15,037,417
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,329	3,315,984
Sr. Unsec’d. Notes(a)	5.500	06/15/27	4,375	4,429,050
				86,042,335
Chemicals 1.1%
Celanese US Holdings LLC, Gtd. Notes(a)	6.850(cc)	11/15/28	9,319	9,691,243
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	22,820	22,897,665
EIDP, Inc., Sr. Unsec’d. Notes	5.125	05/15/32	11,085	11,249,793
FMC Corp., Sr. Unsec’d. Notes(a)	3.200	10/01/26	3,728	3,684,931
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	1.832	10/15/27	3,000	2,877,811
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	03/12/32	10,645	10,839,422
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30	11,000	10,238,580
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	19,950	19,956,983
				91,436,428
Commercial Services 1.0%
Ashtead Capital, Inc. (United Kingdom), Gtd. Notes, 144A	1.500	08/12/26	33,760	33,394,220
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.550	03/15/28	8,295	8,259,074
Sr. Unsec’d. Notes	4.875	11/15/30	20,805	20,421,450

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.500%	01/15/31	10,780	$10,696,079
Sr. Unsec’d. Notes	4.750	08/09/27	1,730	1,739,447

RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	03/27/30	10,230	10,293,991
				84,804,261
Computers 1.0%
CGI, Inc. (Canada), Sr. Unsec’d. Notes	4.950	03/14/30	5,000	5,011,427
Dell International LLC/EMC Corp., Gtd. Notes	4.500	02/15/31	13,500	13,318,887
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	18,395	18,373,467
Gtd. Notes	6.000	06/04/29	365	374,975

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.550	10/15/29	1,560	1,552,107
International Business Machines Corp., Sr. Unsec’d. Notes(a)	4.300	02/03/31	30,000	29,559,171
Leidos, Inc., Gtd. Notes	4.375	05/15/30	12,590	12,394,154
				80,584,188
Distribution/Wholesale 0.1%
Ferguson Finance PLC, Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	12,091,056
Diversified Financial Services 4.5%
Ally Financial, Inc.,
Sr. Unsec’d. Notes(a)	5.543(ff)	01/17/31	6,685	6,729,573
Sr. Unsec’d. Notes(a)	5.737(ff)	05/15/29	9,556	9,704,755
American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	15,883,277
Sr. Unsec’d. Notes(a)	5.016(ff)	04/25/31	16,915	17,179,908
Sr. Unsec’d. Notes(a)	5.085(ff)	01/30/31	10,835	11,021,323
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27	30,625	30,545,243
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	5,415	5,640,251
Capital One Financial Corp.,
Sr. Unsec’d. Notes(a)	4.493(ff)	09/11/31	12,000	11,781,314
Sr. Unsec’d. Notes	6.312(ff)	06/08/29	19,800	20,480,114
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	7,105	7,847,393

Citadel Finance LLC, Gtd. Notes, 144A	5.900	02/10/30	32,010	32,223,478
Citadel Securities Global Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	06/18/30	14,005	14,234,476
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	6,370	6,505,648
LPL Holdings, Inc., Gtd. Notes	6.750	11/17/28	39,652	41,530,368
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	16,860,986
Sr. Unsec’d. Notes	2.172	07/14/28	6,100	5,776,499
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	39,057,072

Nuveen LLC, Sr. Unsec’d. Notes, 144A(a)	5.550	01/15/30	2,845	2,916,245

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes	4.947%(ff)	02/25/32		14,225	$13,811,085
Sr. Unsec’d. Notes	5.935(ff)	08/02/30		3,920	3,985,882

Takeoff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	4.500	03/24/29		29,475	29,277,019
Western Union Co. (The), Sr. Unsec’d. Notes	4.750	06/15/29		24,295	24,081,841
					367,073,750
Electric 7.3%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.450	05/15/29		7,355	7,544,863
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26		10,345	10,350,149
Alliant Energy Corp., Jr. Sub. Notes	5.750(ff)	04/01/56		7,725	7,505,641
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27		9,595	9,665,137
Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28		18,710	17,793,831
American Electric Power Co., Inc., Jr. Sub. Notes, Series D	6.050(ff)	03/15/56		3,710	3,678,366
Capital Power US Holdings, Inc. (Canada), Gtd. Notes, 144A	5.257	06/01/28		10,685	10,750,399
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage(a)	5.200	10/01/28		13,640	13,941,463
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	24,043,356
Sr. Unsec’d. Notes	2.950	03/01/30		5,685	5,353,732
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28		5,000	4,898,169
Sr. Unsec’d. Notes, 144A	4.550	11/15/30		4,665	4,600,352
Dominion Energy, Inc.,
Jr. Sub. Notes, Series C	4.350(ff)	01/15/27(oo)		15,000	14,761,834
Sr. Unsec’d. Notes	4.600	05/15/28		21,470	21,540,433

DTE Energy Co., Sr. Unsec’d. Notes(a)	5.100	03/01/29		2,820	2,867,977
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	22,489,816
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	15,368,165

Edison International, Sr. Unsec’d. Notes(a)	5.250	11/15/28		9,355	9,424,872
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29		20,000	20,278,974
Evergy Missouri West, Inc., First Mortgage, 144A	5.150	12/15/27		12,220	12,336,024
FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A(a)	5.200	04/01/28		26,650	27,019,898
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A(a)	2.866	09/15/28		7,375	7,092,264
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26		13,000	12,920,019
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A(a)	2.750	03/01/32		6,506	5,843,821
National Grid USA, Sr. Unsec’d. Notes	8.000	11/15/30		11,107	12,450,164
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.685	09/01/27		7,700	7,738,104

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	4.450%	06/15/29	4,195	$4,133,384
Sr. Sec’d. Notes, 144A	4.734	10/15/30	8,384	8,284,668

OGE Energy Corp., Sr. Unsec’d. Notes	5.450	05/15/29	6,570	6,733,112
Pacific Gas & Electric Co.,
First Mortgage	3.000	06/15/28	12,000	11,602,273
First Mortgage	5.550	05/15/29	35,380	36,212,610
PacifiCorp,
First Mortgage	2.700	09/15/30	2,685	2,443,691
First Mortgage	5.100	02/15/29	11,065	11,210,251

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55	7,420	7,461,749
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	5,158	5,672,562
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	4.900	03/15/30	10,700	10,812,168
SCE Recovery Funding LLC,
Sr. Sec’d. Notes	4.453	03/15/36	15,599	15,478,854
Sr. Sec’d. Notes, Series A-1	0.861	11/15/33	2,295	2,077,991
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	25,595	24,856,056
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,308,086
Southern California Edison Co.,
First Mortgage	5.250	03/15/30	6,740	6,842,975
First Mortgage	5.300	03/01/28	11,535	11,696,019
First Mortgage(a)	5.450	06/01/31	5,635	5,766,366

Southern Co. (The), Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	8,625	8,207,900
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	5.000	01/15/31	20,471	20,795,060
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	27,500	27,513,939
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	11,415	11,509,014

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27	2,271	2,265,387
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	11,540	11,251,479
Sr. Unsec’d. Notes	4.750	03/21/28	17,390	17,479,496
				596,872,913
Electrical Components & Equipment 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	4.750	04/30/28	4,386	4,403,717
Electronics 0.2%
Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	4,766	4,751,265
TD SYNNEX Corp., Sr. Unsec’d. Notes	4.300	01/17/29	14,995	14,817,285
				19,568,550
Engineering & Construction 0.8%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	14,090	14,614,182
Jacobs Solutions, Inc., Gtd. Notes	4.750	03/03/31	21,004	20,706,404

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
MasTec, Inc., Sr. Unsec’d. Notes	5.900%	06/15/29	8,375	$8,649,417
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	5,065	4,941,161
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	15,077,356
				63,988,520
Foods 1.0%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unsec’d. Notes	5.750	04/01/33	2,810	2,896,622
Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30	36,471	36,851,602
Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625	09/13/31	8,590	7,552,087
Gtd. Notes, 144A	3.000	10/15/30	3,850	3,521,680
Gtd. Notes, 144A	4.250	02/01/27	11,370	11,340,306
Gtd. Notes, 144A	5.200	04/01/29	16,292	16,469,765
				78,632,062
Gas 0.5%
National Fuel Gas Co., Sr. Unsec’d. Notes	5.500	03/15/30	8,630	8,833,334
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29	8,940	9,122,465
ONE Gas, Inc., Sr. Unsec’d. Notes	5.100	04/01/29	10,960	11,181,983
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	16,551	16,078,197
				45,215,979
Healthcare-Products 1.9%
Abbott Laboratories, Sr. Unsec’d. Notes(a)	4.000	03/15/31	28,860	28,390,844
Alcon Finance Corp.,
Gtd. Notes, 144A	3.000	09/23/29	22,013	20,912,055
Gtd. Notes, 144A	5.375	12/06/32	2,159	2,206,840

Augusta SpinCo Corp., Gtd. Notes(a)	4.945	03/23/33	16,135	16,074,667
Baxter International, Inc.,
Sr. Unsec’d. Notes	4.450	02/15/29	7,065	6,969,123
Sr. Unsec’d. Notes(a)	4.900	12/15/30	18,825	18,565,875

DENTSPLY SIRONA, Inc., Jr. Sub. Notes(a)	8.375(ff)	09/12/55	12,425	12,106,521
Smith & Nephew PLC (United Kingdom), Sr. Unsec’d. Notes	2.032	10/14/30	3,800	3,376,611
Solventum Corp.,
Sr. Unsec’d. Notes	5.400	03/01/29	11,290	11,558,006
Sr. Unsec’d. Notes	5.450	02/25/27	5,388	5,426,659
Stryker Corp.,
Sr. Unsec’d. Notes	1.950	06/15/30	15,710	14,192,921
Sr. Unsec’d. Notes(a)	4.850	02/10/30	14,834	15,044,387
				154,824,509
Healthcare-Services 3.7%
Advocate Health & Hospitals Corp., Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,555,318

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Ascension Health, Sr. Unsec’d. Notes, Series 2025	4.078%	11/15/28	4,990	$4,972,160
Cedars-Sinai Health System, Sec’d. Notes, Series 2021(a)	2.288	08/15/31	5,821	5,202,114
Centene Corp., Sr. Unsec’d. Notes	3.375	02/15/30	24,088	21,772,087
CommonSpirit Health,
Sec’d. Notes	4.352	09/01/30	5,185	5,111,995
Sr. Sec’d. Notes	5.205	12/01/31	24,265	24,725,650

Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	15,390	14,580,690
Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	5.200	06/15/29	6,000	6,086,944
Humana, Inc.,
Jr. Sub. Notes	6.625(ff)	09/15/56	17,125	16,462,337
Sr. Unsec’d. Notes	5.375	04/15/31	8,497	8,585,276
Icon Investments Six DAC,
Sr. Sec’d. Notes	5.809	05/08/27	7,735	7,777,979
Sr. Sec’d. Notes(a)	5.849	05/08/29	8,025	8,172,273
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	19,795	20,172,864
Sr. Sec’d. Notes	6.250	02/01/29	17,415	18,107,208

Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30	14,675	14,549,671
PeaceHealth Obligated Group, Sr. Unsec’d. Notes	4.335	11/15/28	2,750	2,737,810
Roche Holdings, Inc., Gtd. Notes, 144A	4.909	03/08/31	32,500	33,188,941
Sutter Health, Unsec’d. Notes, Series 2025	5.213	08/15/32	7,425	7,603,335
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(a)	2.300	05/15/31	17,455	15,657,138
Sr. Unsec’d. Notes	4.250	01/15/29	35,510	35,465,628
Sr. Unsec’d. Notes	4.800	01/15/30	14,750	14,914,424
Sr. Unsec’d. Notes(a)	4.900	04/15/31	12,650	12,829,283
				300,231,125
Home Builders 0.3%
Meritage Homes Corp.,
Gtd. Notes(a)	5.125	06/06/27	9,987	10,015,629
Gtd. Notes, 144A	3.875	04/15/29	2,000	1,946,385

Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	15,635	15,658,141
				27,620,155
Insurance 2.3%
American International Group, Inc., Sr. Unsec’d. Notes	4.850	05/07/30	4,015	4,054,548
Arthur J Gallagher & Co., Sr. Unsec’d. Notes(a)	4.600	12/15/27	12,600	12,637,839
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,082,662
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.650	04/05/27	9,435	9,350,838
Corebridge Global Funding,
Sec’d. Notes, 144A(a)	4.900	01/07/28	7,160	7,202,403
Sec’d. Notes, 144A	4.900	12/03/29	4,455	4,467,050

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Corebridge Global Funding, (cont’d.)
Sr. Sec’d. Notes, 144A, MTN	4.250%	08/21/28	7,910	$7,857,172
Sr. Sec’d. Notes, 144A, MTN	5.200	01/12/29	9,510	9,653,382
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	6,700	6,220,606
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	21,151,778
Lincoln Financial Global Funding,
Sec’d. Notes, 144A(a)	4.625	08/18/30	12,630	12,483,830
Sec’d. Notes, 144A(a)	5.300	01/13/30	5,505	5,586,243
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	2.250	11/15/30	2,110	1,908,330
Sr. Unsec’d. Notes(a)	4.650	03/15/30	17,490	17,615,121

Nippon Life Insurance Co. (Japan), Sr. Unsec’d. Notes, 144A	4.748	04/02/31	24,305	24,338,650
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN(a)	5.500	06/28/28	19,750	20,137,390
Progressive Corp. (The), Sr. Unsec’d. Notes	4.600	03/26/31	9,020	9,038,475
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	3,500	3,500,481
Sec’d. Notes, 144A(a)	5.467	12/08/28	6,005	6,136,372

Unum Group, Sr. Unsec’d. Notes(a)	7.250	03/15/28	4,171	4,312,497
				192,735,667
Internet 2.2%
Airbnb, Inc., Sr. Unsec’d. Notes(a)	4.650	03/16/31	7,740	7,726,067
Alphabet, Inc., Sr. Unsec’d. Notes(a)	4.100	02/15/31	31,985	31,756,872
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.000	03/13/29	53,240	52,960,578
Sr. Unsec’d. Notes(a)	4.250	03/13/31	12,165	12,072,481
Sr. Unsec’d. Notes	4.550	03/13/33	13,785	13,651,674

Beignet Investor LLC, Sr. Sec’d. Notes, 144A(h)	6.581	05/30/49	27,826	28,657,255
Expedia Group, Inc., Gtd. Notes	4.625	08/01/27	14,500	14,512,687
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.200	11/15/30	5,000	4,948,428
Sr. Unsec’d. Notes	4.600	11/15/32	11,670	11,548,838
				177,834,880
Investment Companies 0.7%
Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes	5.875	08/30/30	6,472	6,367,127
Sr. Unsec’d. Notes, 144A	5.200	12/08/28	4,195	4,144,316
Sr. Unsec’d. Notes, 144A(a)	5.700	01/23/31	10,763	10,519,335
Ares Strategic Income Fund,
Sr. Unsec’d. Notes	5.600	02/15/30	22,222	21,642,995
Sr. Unsec’d. Notes, 144A	5.150	01/15/31	8,510	8,035,896
Goldman Sachs Private Credit Corp.,
Sr. Unsec’d. Notes, 144A	5.050	02/23/28	1,855	1,829,562
Sr. Unsec’d. Notes, 144A	5.875	01/31/31	9,420	9,146,117
				61,685,348

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.8%
Carnival Corp., Gtd. Notes, 144A	5.125%	05/01/29	16,045	$15,866,735
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A(a)	3.050	02/14/27	22,792	22,463,040
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes(a)	7.500	10/15/27	1,300	1,354,553
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,535	1,540,787
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	28,064	28,658,401
				69,883,516
Lodging 0.4%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,253,090
Sr. Unsec’d. Notes	5.750	04/23/30	3,992	4,109,302
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	5.625	06/15/28	5,320	5,388,386
Sr. Unsec’d. Notes	6.000	06/14/30	8,535	8,779,491
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.875	05/15/29	1,193	1,205,863
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	4,100	3,767,550
				32,503,682
Machinery-Diversified 1.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	4,455	4,486,096
CNH Industrial Capital LLC,
Gtd. Notes	5.100	04/20/29	10,500	10,637,523
Gtd. Notes	5.500	01/12/29	17,980	18,428,150

Regal Rexnord Corp., Gtd. Notes(a)	6.050	04/15/28	25,000	25,641,886
Weir Group, Inc. (United Kingdom), Gtd. Notes, 144A	5.350	05/06/30	25,250	25,585,461
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.450	11/15/26	10,396	10,332,850
				95,111,966
Media 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	2.800	04/01/31	12,921	11,596,493
Comcast Corp., Gtd. Notes, 144A	5.168	01/15/37	13,137	12,796,657
Cox Communications, Inc., Gtd. Notes, 144A	1.800	10/01/30	3,250	2,827,795
News Corp.,
Gtd. Notes, 144A	5.125	02/15/32	3,000	2,934,202
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	8,149	7,858,052
				38,013,199
Mining 1.1%
Barrick Mining Corp. (Canada), Sr. Unsec’d. Notes	6.375	03/01/33	4,750	4,992,020
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	02/21/30	5,685	5,790,482
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	23,195,721

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Freeport Minerals Corp., Gtd. Notes(a)	9.500%	06/01/31	5,000	$6,013,470
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	40,964	40,719,334
Rio Tinto Finance USA PLC (Australia), Gtd. Notes(a)	4.875	03/14/30	6,755	6,855,255
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	3,925	3,917,365
				91,483,647
Miscellaneous Manufacturing 0.7%
Eaton Corp., Gtd. Notes	4.200	03/06/31	13,215	13,029,869
Siemens Funding BV (Germany), Gtd. Notes, 144A	4.600	05/28/30	15,000	15,107,919
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	30,162	28,943,020
				57,080,808
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	11,519	11,383,795
Gtd. Notes	3.276	12/01/28	9,800	9,409,751
Gtd. Notes	3.569	12/01/31	2,089	1,908,303
Gtd. Notes	5.100	03/01/30	3,250	3,245,026
				25,946,875
Oil & Gas 3.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	5,000	4,796,229
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,851,327

BP Capital Markets America, Inc., Gtd. Notes	4.699	04/10/29	5,250	5,310,245
Burlington Resources LLC, Gtd. Notes	7.200	08/15/31	6,900	7,740,163
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.000	12/15/29	8,125	8,236,620
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.650	03/20/31	15,070	14,957,995
ConocoPhillips Co., Gtd. Notes	6.800	03/15/32	1,993	2,169,813
Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	5,875	5,784,751
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.250	10/15/27	22,365	22,361,862
Diamondback Energy, Inc., Gtd. Notes(a)	5.150	01/30/30	24,905	25,436,971
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	5.000	07/15/32	18,455	18,698,185
Hess Corp., Sr. Unsec’d. Notes	7.300	08/15/31	12,250	13,845,082
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	7,265	7,175,300
Sr. Unsec’d. Notes	5.150	03/01/30	15,415	15,730,820
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.200	08/15/26	6,726	6,678,859
Sr. Unsec’d. Notes(a)	6.625	09/01/30	1,676	1,797,161

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes	7.500%	10/15/26	9,578	$9,718,736

Permian Resources Operating LLC, Gtd. Notes, 144A	6.250	02/01/33	7,810	7,952,992
Phillips 66 Co.,
Gtd. Notes	3.750	03/01/28	12,095	11,967,119
Gtd. Notes	4.950	12/01/27	10,835	10,936,548
Pioneer Natural Resources Co.,
Gtd. Notes(a)	7.200	01/15/28	6,176	6,467,381
Sr. Unsec’d. Notes	2.150	01/15/31	9,072	8,178,239

Santos Finance Ltd. (Australia), Gtd. Notes, 144A	3.649	04/29/31	7,927	7,410,151
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	02/02/29	3,085	3,020,894
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	7.500	01/15/28	40,350	42,117,318
				275,340,761
Oil & Gas Services 0.3%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	5.000	11/15/29	21,080	21,358,832
Packaging & Containers 0.9%
Amcor Flexibles North America, Inc., Gtd. Notes	4.800	03/17/28	8,575	8,628,314
Berry Global, Inc., Sr. Sec’d. Notes(a)	5.800	06/15/31	15,200	15,743,514
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	21,681	21,643,214
Smurfit Kappa Treasury ULC (Ireland), Gtd. Notes	5.200	01/15/30	26,700	27,184,138
				73,199,180
Pharmaceuticals 2.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.800	03/15/29	14,535	14,769,322
Sr. Unsec’d. Notes(a)	4.875	03/15/30	7,750	7,901,491
Sr. Unsec’d. Notes	4.950	03/15/31	15,810	16,148,449

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.375	12/15/28	14,481	14,321,043
Cencora, Inc., Sr. Unsec’d. Notes(a)	4.250	11/15/30	17,550	17,228,623
CVS Health Corp.,
Jr. Sub. Notes	7.000(ff)	03/10/55	4,245	4,368,784
Sr. Unsec’d. Notes	1.750	08/21/30	12,185	10,751,507
Sr. Unsec’d. Notes	1.875	02/28/31	9,887	8,636,544
Sr. Unsec’d. Notes	4.300	03/25/28	5,595	5,576,190

EMD Finance LLC (Germany), Gtd. Notes, 144A	4.125	08/15/28	11,154	11,079,771
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150	03/15/31	27,915	27,602,056
Novartis Capital Corp., Gtd. Notes(a)	4.600	03/18/33	22,755	22,660,109

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc., Gtd. Notes	3.950%	06/15/26	13,226	$13,190,745
Viatris, Inc., Gtd. Notes	2.700	06/22/30	26,455	23,965,864
				198,200,498
Pipelines 3.6%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	8,971	9,391,233
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	3,668	3,726,135
DT Midstream, Inc., Gtd. Notes, 144A	4.125	06/15/29	33,584	32,889,511
Enbridge, Inc. (Canada),
Gtd. Notes	4.850	03/27/31	5,995	6,020,223
Gtd. Notes	5.300	04/05/29	12,800	13,049,189
Gtd. Notes	6.000	11/15/28	16,420	17,032,159
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	13,077,525
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	13,826	13,799,605
Sr. Unsec’d. Notes	4.950	06/15/28	10,179	10,286,321
Sr. Unsec’d. Notes(a)	5.250	07/01/29	8,800	8,993,550
Sr. Unsec’d. Notes	5.550	02/15/28	2,559	2,607,356
Sr. Unsec’d. Notes	6.400	12/01/30	20,305	21,699,239
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	6.706(c)	06/01/67	22,233	21,926,789
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.900(c)	08/16/77	12,254	12,204,965
Gtd. Notes, Series E	5.250(ff)	08/16/77	1,700	1,684,865
MPLX LP,
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	5,020,858
Sr. Unsec’d. Notes(a)	5.000	01/15/33	8,800	8,746,445
ONEOK, Inc.,
Gtd. Notes	5.375	06/01/29	6,085	6,199,580
Gtd. Notes	5.650	11/01/28	9,015	9,255,950
Gtd. Notes, 144A	6.500	09/01/30	5,000	5,294,881
Targa Resources Corp.,
Gtd. Notes	4.350	01/15/29	9,575	9,533,117
Gtd. Notes	4.350	04/15/31	2,320	2,271,531
Gtd. Notes	6.150	03/01/29	18,893	19,694,385

Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	3,660,146
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes(a)	7.250	12/01/26	4,705	4,789,685
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	11,243,150
Sr. Unsec’d. Notes	4.650	07/01/26	3,000	3,000,000
Sr. Unsec’d. Notes	4.750	08/15/28	2,653	2,662,527
Sr. Unsec’d. Notes	6.350	01/15/29	11,540	12,016,404

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	03/15/29	4,525	4,576,262
				296,353,586
Real Estate 0.5%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	11,996	10,606,446

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		14,558	$14,498,992
Sr. Unsec’d. Notes, 144A	4.125	02/01/29		17,864	17,661,976
					42,767,414
Real Estate Investment Trusts (REITs) 4.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.700	07/01/30		20,171	20,061,757
Gtd. Notes(a)	4.900	12/15/30		12,755	12,788,744

American Tower Corp., Sr. Unsec’d. Notes	5.800	11/15/28		8,025	8,271,903
Brandywine Operating Partnership LP, Gtd. Notes(a)	3.950	11/15/27		7,738	7,422,689
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28		26,313	25,251,766
Broadstone Net Lease LLC,
Gtd. Notes	2.600	09/15/31		4,206	3,686,908
Gtd. Notes(a)	5.000	11/01/32		2,330	2,294,503

COPT Defense Properties LP, Gtd. Notes(a)	4.500	10/15/30		2,945	2,905,011
Cousins Properties LP, Gtd. Notes	4.875	03/01/33		17,985	17,294,434
Crown Castle, Inc., Sr. Unsec’d. Notes(a)	5.600	06/01/29		9,400	9,626,355
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28		22,611	21,455,217
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32		18,545	16,560,206
Healthpeak OP LLC, Gtd. Notes	4.750	01/15/33		18,090	17,691,881
Highwoods Realty LP, Sr. Unsec’d. Notes(a)	3.875	03/01/27		11,449	11,381,121
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series H	3.375	12/15/29		1,750	1,662,325
Sr. Unsec’d. Notes, Series I	3.500	09/15/30		18,313	17,212,735

Invitation Homes Operating Partnership LP, Gtd. Notes(x)	5.450	08/15/30		17,249	17,496,823
Kimco Realty OP LLC, Gtd. Notes(a)	1.900	03/01/28		25,310	24,225,534
Lineage Europe Finco BV (Netherlands), Gtd. Notes	4.125	11/26/31	EUR	15,625	17,489,688
Lineage OP LP, Gtd. Notes	5.250	07/15/30		15,545	15,518,231
Prologis LP, Sr. Unsec’d. Notes	4.875	06/15/28		5,227	5,289,588
Realty Income Corp.,
Gtd. Notes	3.400	01/15/30		4,500	4,316,459
Sr. Unsec’d. Notes(a)	2.100	03/15/28		14,165	13,579,179
Sr. Unsec’d. Notes	2.200	06/15/28		11,225	10,715,983
Sr. Unsec’d. Notes	3.400	01/15/28		19,483	19,159,751
Sr. Unsec’d. Notes	4.700	12/15/28		9,985	10,055,840
Sr. Unsec’d. Notes	4.750	04/15/33		6,025	5,937,621

Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28		21,558	20,402,436
VICI Properties LP, Sr. Unsec’d. Notes	5.125	05/15/32		14,011	13,819,045
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		2,924	2,920,182

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc., (cont’d.)
Gtd. Notes, 144A	5.750%	02/01/27	18,971	$19,082,322
WP Carey, Inc.,
Sr. Unsec’d. Notes(a)	4.250	10/01/26	2,261	2,258,113
Sr. Unsec’d. Notes	4.650	07/15/30	7,140	7,094,326
				404,928,676
Retail 0.8%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	28,202	27,906,987
Sr. Unsec’d. Notes, 144A	2.950	01/25/30	9,075	8,554,728
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	3,000	2,959,881
Sr. Unsec’d. Notes	1.950	08/01/28	9,000	8,475,886
Sr. Unsec’d. Notes	2.400	08/01/31	15,000	13,105,167
Sr. Unsec’d. Notes	4.450	01/15/29	5,200	5,157,476
				66,160,125
Semiconductors 1.1%
Broadcom, Inc.,
Gtd. Notes(a)	2.450	02/15/31	38,700	35,165,090
Sr. Unsec’d. Notes(a)	4.600	01/15/33	5,000	4,926,607
Sr. Unsec’d. Notes	5.050	07/12/29	12,360	12,616,205
Sr. Unsec’d. Notes	5.150	11/15/31	7,005	7,189,999
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A	5.500	01/25/31	8,650	8,839,676
Sr. Sec’d. Notes, 144A	5.900	01/25/33	11,505	11,842,531

Marvell Technology, Inc., Sr. Unsec’d. Notes	5.750	02/15/29	8,385	8,647,946
				89,228,054
Software 2.4%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,483,033
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28	4,285	4,056,594
Sr. Unsec’d. Notes	4.450	03/10/28	13,950	13,909,331
Sr. Unsec’d. Notes	4.550	03/10/29	13,020	12,956,175
Fiserv, Inc.,
Sr. Unsec’d. Notes	3.500	07/01/29	25,700	24,622,303
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,477,304
Sr. Unsec’d. Notes	5.450	03/02/28	13,929	14,129,865
MSCI, Inc.,
Gtd. Notes, 144A(a)	3.625	11/01/31	15,000	13,878,024
Gtd. Notes, 144A	3.875	02/15/31	7,788	7,371,869
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	04/01/30	9,000	8,210,487
Sr. Unsec’d. Notes	4.950	02/04/31	24,345	23,829,804
Sr. Unsec’d. Notes(a)	5.250	02/03/32	13,715	13,483,753

Salesforce, Inc., Sr. Unsec’d. Notes	4.900	09/15/31	51,880	51,809,606
				198,218,148
Telecommunications 2.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28	9,350	8,906,860

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.300%	06/01/27	25,645	$25,075,975
Sr. Unsec’d. Notes	2.550	12/01/33	21,000	17,766,353

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A(a)	4.375	06/21/28	12,355	12,370,736
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	8.375	10/01/30	70	80,496
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.850	08/15/30	17,405	17,524,483
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	4.000	10/01/27	21,420	21,329,278
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	4.876	07/16/30	4,390	4,411,566
Sr. Unsec’d. Notes, 144A	5.110	07/02/29	20,000	20,301,018

Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29	38,061	38,421,784
Sprint Capital Corp., Gtd. Notes	6.875	11/15/28	2,470	2,611,016
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	25,406	25,252,324
Gtd. Notes	4.850	01/15/29	12,089	12,220,382

Verizon Communications, Inc., Sr. Unsec’d. Notes	5.401	07/02/37	3,382	3,369,242
				209,641,513
Transportation 0.1%
Fedex Freight Holding Co., Inc., Gtd. Notes, 144A	4.300	03/15/29	4,850	4,791,415

Total Corporate Bonds (cost $7,176,213,999)				7,192,364,008
Floating Rate and Other Loans 0.0%
Software
Meta CW GPU, Term Loan (cost $2,960,652)	—(p)	03/31/32	2,961	2,960,652
Municipal Bonds 0.4%
Illinois 0.2%
Illinois State Toll Highway Authority, Revenue Bonds, BABs, Series B	5.851	12/01/34	17,290	18,109,485
Michigan 0.1%
Michigan Finance Authority, Revenue Bonds, Series B	7.946(t)	06/01/45	22,960	5,954,263
West Virginia 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds, Series B	4.875	06/01/49	6,025	5,878,042

Total Municipal Bonds (cost $29,908,111)				29,941,790

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 2.4%
BRAVO Residential Funding Trust,
Series 2026-NQM01, Class A1, 144A	4.830%(cc)	12/25/65	9,256	$9,186,412
Series 2026-NQM03, Class A1, 144A	4.985(cc)	11/25/65	11,871	11,807,316
Cross Mortgage Trust,
Series 2026-NQM01, Class A1, 144A	4.699(cc)	02/25/61	9,054	8,959,668
Series 2026-NQM02, Class A1, 144A	4.833(cc)	03/25/61	9,833	9,744,418
Series 2026-NQM04, Class A1, 144A	5.485(cc)	04/25/71	6,000	5,999,908

EFMT, Series 2026-NQM03, Class A1, 144A	5.029(cc)	03/25/71	8,400	8,351,227
GCAT Trust, Series 2026-NQM02, Class A1, 144A	5.449(cc)	02/25/71	7,100	7,100,158
GS Mortgage-Backed Securities Trust, Series 2026-NQM01, Class A1, 144A	4.869(cc)	03/25/66	5,722	5,688,322
HOMES Trust, Series 2026-NQM01, Class A1, 144A	4.800(cc)	09/25/70	6,382	6,331,210
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A	4.809(cc)	12/25/70	5,910	5,854,207
Series 2026-NQM02, Class A1, 144A	4.734(cc)	01/26/71	8,233	8,153,901
Series 2026-NQM03, Class A1, 144A	5.209(cc)	03/25/71	9,100	9,073,224

New Residential Mortgage Loan Trust, Series 2026-NQM03, Class A1, 144A	4.833(cc)	02/25/66	10,311	10,213,419
OBX Trust,
Series 2025-NQM23, Class A1, 144A	4.872(cc)	10/25/65	14,954	14,853,951
Series 2026-NQM01, Class A1, 144A	4.846(cc)	11/25/65	13,478	13,381,817
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65	6,497	6,446,332
Series 2026-NQM03, Class A1, 144A	4.652(cc)	01/25/66	8,106	8,026,522
Series 2026-NQM04, Class A1, 144A	5.173(cc)	02/25/66	11,100	11,074,899
Series 2026-NQM05, Class A1, 144A	5.321(cc)	01/25/66	10,400	10,399,959
Verus Securitization Trust,
Series 2026-01, Class A1, 144A	4.863(cc)	01/25/71	12,645	12,580,409
Series 2026-03, Class A1, 144A	4.927(cc)	03/25/71	7,000	6,958,632
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67	7,153	7,090,400

Total Residential Mortgage-Backed Securities (cost $198,503,066)				197,276,311
Sovereign Bonds 0.7%
Eagle Funding Luxco Sarl (Mexico), Sr. Unsec’d. Notes, 144A	5.500	08/17/30	24,160	24,220,400
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 5Y	4.500	01/13/31	19,415	19,008,498
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	4.125	01/12/29	19,010	18,743,860

Total Sovereign Bonds (cost $62,419,201)				61,972,758
U.S. Treasury Obligations 3.4%
U.S. Treasury Bonds	3.375	08/15/42	16,500	13,782,656
U.S. Treasury Bonds	4.000	11/15/52	25,500	21,910,078
U.S. Treasury Bonds(k)	4.625	02/15/55	34,000	32,422,187
U.S. Treasury Bonds	4.750	05/15/55	825	803,215
U.S. Treasury Bonds(k)	5.000	05/15/45	20,270	20,536,044
U.S. Treasury Notes(k)	1.250	03/31/28	3,545	3,371,350
U.S. Treasury Notes(k)	1.750	01/31/29	13,945	13,171,488
U.S. Treasury Notes	3.375	11/30/27	50,000	49,634,766
U.S. Treasury Notes(k)	3.500	09/30/26	1,515	1,512,929
U.S. Treasury Notes	3.500	01/31/28	74,785	74,364,334
U.S. Treasury Notes(k)	3.625	08/31/29	24,385	24,200,207
U.S. Treasury Notes	3.750	04/30/27	775	774,697
U.S. Treasury Notes(k)	3.875	07/31/27	4,505	4,507,112
U.S. Treasury Notes(k)	3.875	03/15/28	1,000	1,001,172

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(k)	4.125%	10/31/26	200	$200,352
U.S. Treasury Notes(k)	4.125	01/31/27	3,000	3,009,141
U.S. Treasury Notes(k)	4.125	10/31/29	1,000	1,008,203
U.S. Treasury Notes(k)	4.250	11/30/26	10,260	10,293,265
U.S. Treasury Notes	4.250	12/31/26	600	602,133

Total U.S. Treasury Obligations (cost $278,281,187)				277,105,329

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 10.298%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40 (cost $3,342,000)	132,000	3,874,200

Total Long-Term Investments (cost $7,962,015,816)		7,974,807,798

Short-Term Investments 5.6%
Affiliated Mutual Funds 5.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	145,186,173	145,186,173
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $277,090,815; includes $276,132,059 of cash collateral for securities on loan)(b)(wb)	277,305,713	277,111,600

Total Affiliated Mutual Funds (cost $422,276,988)		422,297,773

			Principal Amount (000)#
Corporate Bond 0.4%
Agriculture
Bunge Ltd. Finance Corp., Gtd. Notes (cost $35,137,865)	2.000%	04/21/26	35,200	35,126,907

Total Short-Term Investments (cost $457,414,853)				457,424,680

TOTAL INVESTMENTS 102.7% (cost $8,419,430,669)				8,432,232,478
Liabilities in excess of other assets(z) (2.7)%				(224,387,492)

Net Assets 100.0%				$8,207,844,986

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
T	Swap payment upon termination

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $270,271,047; cash collateral of $276,132,059 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(t)	Represents zero coupon. Rate quoted represents effective yield at March 31, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Invitation Homes Operating Partnership LP, Gtd. Notes, 5.450%, 08/15/30	05/15/24-08/27/25	$17,528,395	$17,496,823	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at March 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $17,039,348)	17,039	$17,039,348	$—	$—
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,912	2 Year U.S. Treasury Notes	Jun. 2026	$604,080,749	$(4,308,049)
8,648	5 Year U.S. Treasury Notes	Jun. 2026	935,537,959	(10,724,537)
				(15,032,586)
Short Positions:
100	5 Year Euro-Bobl	Jun. 2026	13,341,977	286,669
25	10 Year Euro-Bund	Jun. 2026	3,623,301	102,510
2,255	10 Year U.S. Treasury Notes	Jun. 2026	250,410,714	4,466,316
14	10 Year U.S. Ultra Treasury Notes	Jun. 2026	1,589,219	28,528

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
38	20 Year U.S. Treasury Bonds	Jun. 2026	$4,327,250	$(55,868)
26	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	3,030,625	(37,415)
700	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Jun. 2026	102,350,500	2,410,524
				7,201,264
				$(7,831,322)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/26	MSI	EUR	26,112	$30,253,022	$30,184,027	$—	$(68,995)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/26	SSB	EUR	26,112	$30,858,578	$30,184,027	$674,551	$—
Expiring 05/12/26	MSI	EUR	26,112	30,311,277	30,242,488	68,789	—
				$61,169,855	$60,426,515	743,340	—
						$743,340	$(68,995)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.098%	$314,800	$503,499	$188,699

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Baxter International, Inc.	12/20/30	1.000%(Q)		9,000	$56,048	$(55,691)	$111,739	DB
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR	12,600	(148,244)	47,686	(195,930)	JPM
					$(92,196)	$(8,005)	$(84,191)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	7,155	0.415%	$166,290	$166,202	$88	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	36,440	0.320%	190,317	179,595	10,722	GSI

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	1.166%	$2,000,832	$1,117,953	$882,879	MSI
General Motors Co.	12/20/30	5.000%(Q)	25,000	1.205%	4,074,741	4,311,083	(236,342)	BNP
Lincoln National Corp.	06/20/31	1.000%(Q)	20,000	1.645%	(583,686)	(538,220)	(45,466)	BARC
Oracle Corp.	12/20/30	1.000%(Q)	25,000	1.773%	(798,677)	(78,689)	(719,988)	BNP
Oracle Corp.	12/20/30	1.000%(Q)	20,000	1.773%	(637,274)	(242,129)	(395,145)	BOA
Vistra Operations Co. LLC	12/20/30	5.000%(Q)	5,000	1.088%	838,983	843,983	(5,000)	DB
					$5,251,526	$5,759,778	$(508,252)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	309,265	$(4,708,134)	$(5,441,288)	$(733,154)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
707,950	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	$81,583	$7,422,819	$7,341,236
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.680%	290,461	7,059,525	6,769,064
440,900	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(389,047)	(8,612,681)	(8,223,634)
				$(17,003)	$5,869,663	$5,886,666

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of March 31, 2026
Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	06/22/26	(100,000)	$1,686,070	$—	$1,686,070
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.680%	JPM	09/21/26	(107,750)	1,400,943	—	1,400,943
					$3,087,013	$—	$3,087,013
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Short-Term Corporate Bond Fund